FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT - Allowance for doubtful accounts (Details) - Trade receivables - Accumulated impairment losses - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Balance at beginning of year	$ 20.5	$ 21.1
Changes in expected credit losses charged to income	18.8	19.6
Write-off	(19.7)	(20.2)
Balance at end of year	$ 19.6	$ 20.5